Condensed Consolidated Statements of Comprehensive Loss (unaudited) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2020
Statement of Comprehensive Income [Abstract]
Net loss	$ (21,952,893)	$ (6,457,703)	$ (16,219,296)	$ (31,328,711)	$ (14,422,070)
Other comprehensive (loss) income:
Foreign currency translation	(33,800)	(230)	(21,497)	53,020
Unrealized (loss) gain on convertible notes	101,000	(13,000)	(133,000)	100,000	63,000
Comprehensive loss	$ (21,885,693)	$ (6,470,933)	(16,373,793)	(31,175,691)	(14,359,070)
Comprehensive loss attributable to the noncontrolling interest			8,815		849,759
Comprehensive loss attributable to Akerna shareholders			$ (16,364,978)	$ (31,175,691)	$ (13,509,311)